RESERVES, Movements in Foreign Currency Translation Reserve (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Movements in foreign currency translation reserve [Abstract]
Foreign currency translation reserve, Beginning balance	$ (297,166)	$ 68,917	$ 318,122
Exchange differences arising on translation of foreign operations	(499,399)	(366,083)	(249,205)
Foreign currency translation reserve, Ending balance	$ (796,565)	$ (297,166)	$ 68,917